CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	1,356,077,000	1,353,910,471
Special voting shares outstanding (in shares)	371,218,250	371,328,154
Treasury stock (in shares)	8,323,196	10,489,725